Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Earnings and Weighted Average Number of Ordinary Shares Outstanding in Computation of Earnings Per Share
The earnings and weighted average number of ordinary shares outstanding in the computation of earnings per share were as follows:

Net profit for the year

	For the Year Ended December 31
	2019	2020	2021
	NT$	NT$	NT$	US$ (Note 4)

Profit for the year attributable to owners of the Company	$17,060,591	$26,970,580	$60,150,167	$2,168,353
Effect of potentially dilutive ordinary shares:
Potential ordinary s hares of the subsid iary	(385,865)	(521,073)	(1,056,778)	(38,096)

Earnings used in the computation of diluted earnings per share	$16,674,726	$26,449,507	$59,093,389	$2,130,257

Weighted average number of ordinary shares outstanding
(in thousand shares):

	For the Year Ended December 31
	2019	2020	2021

Weighted average number of ordinary shares in the computation of basic earnings per share	4,251,964	4,265,732	4,305,348
Effect of potentially dilutive ordinary shares
Employee share options	10,232	22,086	58,113
Employees’ compensation	570	815	1,264
Employee restricted stock awards	—	—	943

Weighted average number of ordinary shares in the computation of diluted earnings per share	4,262,766	4,288,633	4,365,668